SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ (210)	$ (129)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	(202)	(166)
Directors [member]
IfrsStatementLineItems [Line Items]
Consultant services	(134)	(83)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investment in subsidiary	111	105
Other receivables	$ 15	$ 15